DEFERRED INCOME (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
DEFERRED INCOME [Abstract]
Deferred revenue arising from Shopper's Card Program (Note 2(l)) and others	$ 4,396	¥ 28,475	¥ 25,715
Deferred rebate income	$ 1,795	11,626	15,677
Deferred income		¥ 40,101	¥ 41,392